Quarterly Holdings Report
for
Fidelity Freedom® Blend 2025 Fund
December 31, 2025
FBF-Y25-NPRT3-0226
1.9892468.107
Bond Funds - 44.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	2,328,510	22,912,541
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	30,851,065	233,851,074
Fidelity Series Corporate Bond Fund (b)	12,529,365	118,778,383
Fidelity Series Emerging Markets Debt Fund (b)	1,528,550	13,038,530
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	404,232	3,856,370
Fidelity Series Floating Rate High Income Fund (b)	248,566	2,187,377
Fidelity Series Government Bond Index Fund (b)	21,557,197	198,757,352
Fidelity Series High Income Fund (b)	1,457,393	12,985,368
Fidelity Series International Developed Markets Bond Index Fund (b)	14,395,648	122,075,093
Fidelity Series Investment Grade Bond Fund (b)	18,085,587	184,292,128
Fidelity Series Investment Grade Securitized Fund (b)	12,331,941	112,590,620
Fidelity Series Long-Term Treasury Bond Index Fund (b)	16,533,690	89,116,589
Fidelity Series Real Estate Income Fund (b)	231,220	2,337,630
TOTAL BOND FUNDS (Cost $1,192,414,578)		1,116,779,055

Domestic Equity Funds - 31.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	7,846,409	180,310,490
Fidelity Series Commodity Strategy Fund (b)	175,962	17,024,323
Fidelity Series Large Cap Growth Index Fund (b)	3,879,922	115,699,288
Fidelity Series Large Cap Stock Fund (b)	4,098,685	109,434,886
Fidelity Series Large Cap Value Index Fund (b)	11,947,075	217,795,172
Fidelity Series Small Cap Core Fund (b)	3,419,308	46,229,050
Fidelity Series Small Cap Opportunities Fund (b)	1,384,874	22,462,652
Fidelity Series Value Discovery Fund (b)	4,582,929	78,047,275
TOTAL DOMESTIC EQUITY FUNDS (Cost $534,599,365)		787,003,136

International Equity Funds - 23.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,870,498	56,692,340
Fidelity Series Emerging Markets Fund (b)	3,243,868	38,083,010
Fidelity Series Emerging Markets Opportunities Fund (b)	6,198,882	152,802,435
Fidelity Series International Growth Fund (b)	5,036,609	96,249,598
Fidelity Series International Index Fund (b)	2,419,120	36,552,905
Fidelity Series International Small Cap Fund (b)	1,671,468	29,902,569
Fidelity Series International Value Fund (b)	6,223,580	97,087,840
Fidelity Series Overseas Fund (b)	6,450,578	96,307,130
Fidelity Series Select International Small Cap Fund (b)	149,135	2,061,039
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $451,426,634)		605,738,866

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (b) (Cost $11,540,449)	1,159,844	11,552,047

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	390,000	389,502
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	2,740,000	2,734,591
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	2,040,000	2,034,613
US Treasury Bills 0% 2/26/2026 (d)	3.78	420,000	417,697
US Treasury Bills 0% 3/12/2026 (d)	3.61 to 3.64	60,000	59,591
US Treasury Bills 0% 3/19/2026 (d)	3.56	390,000	387,096
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.67	440,000	437,322
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,458,777)			6,460,412

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	2,735,848	2,736,395
Fidelity Series Government Money Market Fund (b)(f)	3.84	4,636,368	4,636,368
TOTAL MONEY MARKET FUNDS (Cost $7,372,806)			7,372,763

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,203,812,609)	2,534,906,279
NET OTHER ASSETS (LIABILITIES) - 0.0%	(696,040)
NET ASSETS - 100.0%	2,534,210,239

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	18	3/2026	2,611,890	4,968

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	977	3/2026	112,126,016	(636,415)
CBOT US Treasury Long Bond Contracts (United States)	168	3/2026	19,356,750	(224,596)

TOTAL INTEREST RATE CONTRACTS				(861,011)

TOTAL LONG				(856,043)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	136	3/2026	16,986,400	328,963
CME E-Mini S&P 500 Index Contracts (United States)	117	3/2026	40,321,125	4,472
ICE MSCI Emerging Markets Index Contracts (United States)	37	3/2026	2,611,090	461

TOTAL SHORT				333,896

TOTAL FUTURES CONTRACTS				(522,147)
The notional amount of long futures as a percentage of Net Assets is 5.3%.
The notional amount of short futures as a percentage of Net Assets is 2.4%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,460,412.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,602,563	37,363,956	42,230,147	129,787	66	(43)	2,736,395	2,735,848	0.0%
Total	7,602,563	37,363,956	42,230,147	129,787	66	(43)	2,736,395

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,172,621	22,562,379	479,573	391,836	(2,194)	(340,692)	22,912,541	2,328,510
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	233,132,190	44,782,782	39,285,819	10,351,368	(3,583,068)	(1,195,011)	233,851,074	30,851,065
Fidelity Series Blue Chip Growth Fund	162,974,877	23,048,052	56,575,826	6,995,818	3,062,092	47,801,295	180,310,490	7,846,409
Fidelity Series Canada Fund	38,663,189	14,850,210	6,264,952	1,166,364	44,504	9,399,389	56,692,340	2,870,498
Fidelity Series Commodity Strategy Fund	4,720,179	13,028,996	948,001	140,377	20,016	203,133	17,024,323	175,962
Fidelity Series Corporate Bond Fund	112,400,834	20,795,979	16,483,106	4,228,111	(636,168)	2,700,844	118,778,383	12,529,365
Fidelity Series Emerging Markets Debt Fund	12,387,803	1,628,541	1,856,923	602,356	(9,472)	888,581	13,038,530	1,528,550
Fidelity Series Emerging Markets Debt Local Currency Fund	3,561,497	517,827	472,906	256,381	1,041	248,911	3,856,370	404,232
Fidelity Series Emerging Markets Fund	36,769,891	4,010,506	12,590,992	954,596	1,198,008	8,695,597	38,083,010	3,243,868
Fidelity Series Emerging Markets Opportunities Fund	147,169,722	15,008,937	49,573,241	3,962,483	4,523,050	35,673,967	152,802,435	6,198,882
Fidelity Series Floating Rate High Income Fund	2,214,451	320,830	337,616	134,257	(2,587)	(7,701)	2,187,377	248,566
Fidelity Series Government Bond Index Fund	182,174,019	42,101,013	26,301,116	5,511,614	(644,786)	1,428,222	198,757,352	21,557,197
Fidelity Series Government Money Market Fund	-	6,067,360	1,430,992	21,188	-	-	4,636,368	4,636,368
Fidelity Series High Income Fund	12,545,237	1,730,522	1,823,209	722,949	6,327	526,491	12,985,368	1,457,393
Fidelity Series International Developed Markets Bond Index Fund	114,935,886	23,589,558	14,554,475	4,775,219	(14,496)	(1,881,380)	122,075,093	14,395,648
Fidelity Series International Growth Fund	88,493,525	19,542,670	18,830,655	7,785,475	1,009,843	6,034,215	96,249,598	5,036,609
Fidelity Series International Index Fund	34,377,937	4,479,757	8,454,946	1,247,771	772,019	5,378,138	36,552,905	2,419,120
Fidelity Series International Small Cap Fund	31,250,407	4,479,821	8,502,875	4,067,202	(23,797)	2,699,013	29,902,569	1,671,468
Fidelity Series International Value Fund	98,351,781	17,976,702	33,703,652	10,047,612	4,566,957	9,896,052	97,087,840	6,223,580
Fidelity Series Investment Grade Bond Fund	172,924,094	33,946,669	24,862,786	5,891,325	(405,416)	2,689,567	184,292,128	18,085,587
Fidelity Series Investment Grade Securitized Fund	108,754,321	18,052,486	16,321,607	3,867,285	(1,318,807)	3,424,227	112,590,620	12,331,941
Fidelity Series Large Cap Growth Index Fund	103,291,014	12,397,194	30,004,780	1,146,474	2,397,016	27,618,844	115,699,288	3,879,922
Fidelity Series Large Cap Stock Fund	95,026,560	20,395,331	24,017,322	10,637,082	609,607	17,420,710	109,434,886	4,098,685
Fidelity Series Large Cap Value Index Fund	201,549,623	34,513,868	38,242,880	7,550,705	733,731	19,240,830	217,795,172	11,947,075
Fidelity Series Long-Term Treasury Bond Index Fund	101,403,069	13,677,458	23,839,971	2,850,221	(7,842,176)	5,718,209	89,116,589	16,533,690
Fidelity Series Overseas Fund	90,306,492	17,438,126	15,515,428	8,214,064	401,972	3,675,968	96,307,130	6,450,578
Fidelity Series Real Estate Income Fund	2,350,071	299,331	343,838	116,667	6,958	25,108	2,337,630	231,220
Fidelity Series Select International Small Cap Fund	426,291	1,412,993	101,059	59,694	11,712	311,102	2,061,039	149,135
Fidelity Series Small Cap Core Fund	46,419,671	2,900,953	13,829,930	385,950	242,843	10,495,513	46,229,050	3,419,308
Fidelity Series Small Cap Opportunities Fund	20,700,534	2,149,317	4,688,310	1,019,816	177,465	4,123,646	22,462,652	1,384,874
Fidelity Series Treasury Bill Index Fund	-	12,017,736	477,564	47,319	276	11,599	11,552,047	1,159,844
Fidelity Series Value Discovery Fund	72,672,212	14,050,816	15,140,364	4,419,977	251,908	6,212,703	78,047,275	4,582,929
	2,333,119,998	463,774,720	505,856,714	109,569,556	5,554,378	229,117,090	2,525,709,472

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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